Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021
Cash flows from operating activities
Net income	$ 2,529,660	$ 2,295,199
Adjustments to reconcile net income to cash provided by operating activities
Allowance for doubtful accounts	187	6,323
Depreciation and amortization	112,945	117,888
Deferred income tax	(28)	13,879
Amortization of operating lease right-of-use assets	33,122	26,195
Amortization of stock options	89,820
Unrealized foreign currency exchange loss	16,994	65,691
Gain on disposal of property and equipment	(745)
Changes in operating assets and liabilities:
Accounts receivable	(1,265,109)	(2,898,493)
Inventories	(515,690)	(391,958)
Advance to suppliers, net	977,033	1,738,442
Prepaid expenses and other current assets	(38,795)	(99,108)
Accounts payable	165,741	(760,103)
Operating lease liabilities	(30,589)	(21,975)
Taxes payable	(1,806,543)	1,120,847
Deferred revenue	(440,032)	403,246
Accrued expenses and other current liabilities	41,452	383,696
Net cash provided by (used in) operating activities	(130,577)	1,999,769
Cash flows from investing activities
Purchase of short-term investments	(3,678,199)		$ (2,159,920)
Proceeds upon redemption of short-term investments	5,273,186		470,082
Purchase of property and equipment	(10,231)	(715)
Proceeds from sales of property and equipment	1,659
Capital expenditures on construction-in-progress	(3,577,995)
Net cash used in investing activities	(1,991,580)	(715)
Cash flows from financing activities
Proceeds from short-term loans	1,608,378	943,517
Proceeds from long-term loans	594,864	685,067
Repayment of short-term loans	(41,945)	(457,729)
Repayment of long-term loans	(339,343)	(109,382)
Proceeds from (repayment of) borrowings from related parties	91,965	(1,391,813)
Proceeds from (repayment of) third party loans		(716,574)
Principal payment from (repayment of) capital lease	(89,465)	254,970
Payment for deferred offering costs		(155,557)
Net cash provided by (used in) financing activities	1,824,454	(947,501)
Effect of changes of foreign exchange rates on cash	2,915	(64,052)
Net increase (decrease) in cash	(294,788)	987,501
Cash, beginning of year	1,903,867	53,106	53,106
Cash, end of year	1,609,079	1,040,607	$ 1,903,867
Supplemental disclosure of cash flow information
Cash paid for interest expense	277,764	215,268
Cash paid for income tax	785,853	1,424
Supplemental disclosure of non-cash investing and financing activities
Amortization of share-based compensation for initial public offering services	89,820	316,668
Right-of-use assets obtained in exchange for operating lease obligations		$ 255,811